Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses [Abstract]
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	December 31,
	2017	2016
Accrued research and development costs	$2,857,025	$654,795
Accrued professional fees	267,646	366,394
Accrued compensation	1,886,638	1,866,255
Accrued other	385,896	319,434
Deferred rent	25,000	6,837
Total	$5,422,205	$3,213,715